Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	$ 584
Additions	95
Depreciation and impairment charge	(169)		$ (186)		$ (186)
Disposals, transfers and lease modifications	(22)
Effect of movements in exchange rates	(10)
Property, plant and equipment at end of year	478		584
Right-of-use assets, property assets	311		402
Right-of-use assets, non-property assets	4		5
Right-of-use assets	315		407
Undiscounted value of lease payments not recognised in the lease liabilities	201		179
Sublease rental income	6		6
Capital expenditures	36		57		59
Operating segments
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	35		35
Operating segments | Hong Kong
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	9		10
Operating segments | Indonesia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1		1
Operating segments | Malaysia
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	2		3
Operating segments | Singapore
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1		5
Operating segments | Growth markets and other
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	19		14
Operating segments | Eastspring
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	3		2
Unallocated to a segment (central operations)
Reconciliation of the carrying amount of property, plant and equipment
Capital expenditures	1		22
With-profits business
Reconciliation of the carrying amount of property, plant and equipment
Right-of-use assets	128		182
Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	1,200
Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	(722)
Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Depreciation and impairment charge	(1)
Effect of movements in exchange rates	(1)
Property, plant and equipment at end of year	23
Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	33
Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	(10)
Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	152
Additions	36
Depreciation and impairment charge	(45)
Effect of movements in exchange rates	(3)
Property, plant and equipment at end of year	140		152
Tangible assets | With-profits business
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	72
Property, plant and equipment at end of year	63		72
Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	489
Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	(349)
Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Additions	59
Depreciation and impairment charge	(123)
Disposals, transfers and lease modifications	(22)
Effect of movements in exchange rates	(6)
Property, plant and equipment at end of year	315
Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	678
Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at end of year	(363)
Continuing and discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	893	[1]	1,065
Additions			80
Depreciation and impairment charge			(218)
Disposals, transfers and lease modifications			(41)
Effect of movements in exchange rates			7
Property, plant and equipment at end of year			893	[1]	1,065
Continuing and discontinued operations | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	1,772		1,772
Property, plant and equipment at end of year			1,772		1,772
Continuing and discontinued operations | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(879)		(707)
Property, plant and equipment at end of year			(879)		(707)
Continuing and discontinued operations | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	267		275
Additions			3
Depreciation and impairment charge			(9)
Disposals, transfers and lease modifications			(3)
Effect of movements in exchange rates			1
Property, plant and equipment at end of year			267		275
Continuing and discontinued operations | Group occupied property | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	355		351
Property, plant and equipment at end of year			355		351
Continuing and discontinued operations | Group occupied property | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(88)		(76)
Property, plant and equipment at end of year			(88)		(76)
Continuing and discontinued operations | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	184		197
Additions			56
Depreciation and impairment charge			(64)
Disposals, transfers and lease modifications			(13)
Effect of movements in exchange rates			8
Property, plant and equipment at end of year			184		197
Continuing and discontinued operations | Tangible assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	707		687
Property, plant and equipment at end of year			707		687
Continuing and discontinued operations | Tangible assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(523)		(490)
Property, plant and equipment at end of year			(523)		(490)
Continuing and discontinued operations | Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	442		593
Additions			21
Depreciation and impairment charge			(145)
Disposals, transfers and lease modifications			(25)
Effect of movements in exchange rates			(2)
Property, plant and equipment at end of year			442		593
Continuing and discontinued operations | Right-of-use assets | Cost/Gross amount
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	710		734
Property, plant and equipment at end of year			710		734
Continuing and discontinued operations | Right-of-use assets | Accumulated depreciation
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	(268)		(141)
Property, plant and equipment at end of year			(268)		$ (141)
Discontinued operations
Reconciliation of the carrying amount of property, plant and equipment
Right-of-use assets, property assets			27
Right-of-use assets, non-property assets			8
Right-of-use assets			35
Discontinued operations | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Property, plant and equipment at beginning of year	32
Property, plant and equipment at end of year			$ 32
Discontinued US operations
Reconciliation of the carrying amount of property, plant and equipment
Removal of discontinued US operations	(309)
Discontinued US operations | Group occupied property
Reconciliation of the carrying amount of property, plant and equipment
Removal of discontinued US operations	(242)
Discontinued US operations | Tangible assets
Reconciliation of the carrying amount of property, plant and equipment
Removal of discontinued US operations	(32)
Discontinued US operations | Right-of-use assets
Reconciliation of the carrying amount of property, plant and equipment
Removal of discontinued US operations	$ (35)

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.